Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingExpensesLineItems [Line Items]
Net provisions for contingencies	€ 886	€ 505	€ 644
Other expenses	1,844	1,512	1,135
Purchase, services and other [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Production costs - raw, ancillary and consumable materials and goods	35,907	27,783	39,812
Production costs - services	12,228	12,727	13,197
Operating leases and other	1,684	1,672	2,205
Net provisions for contingencies	886	505	644
Expenses for price variation on overliftling and underlifting operations	145	240	278
Other expenses	1,844	1,512	1,135
Purchase Services And Other Gross Of Capitalized Direct Costs Associated With Self Constructed Assets	52,694	44,439	57,271
capitalized direct costs associated with self-constructed assets - tangible assets	(224)	(297)	(323)
capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(18)	(100)
Total Purchase Services And Other Expenses	€ 52,461	€ 44,124	€ 56,848